Financing Receivable, Net - Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing receivables credit quality indicator
Loans originated in 2023 and before	¥ 558
Loans originated in 2024	78,613
Loans originated in 2025	5,613,094
Total financing receivables (excluding accrued interest receivable)	5,692,265	¥ 4,808,064
1-29 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2023 and before	2
Loans originated in 2024	2,738
Loans originated in 2025	218,893
Total financing receivables (excluding accrued interest receivable)	221,633	93,205
30-59 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2023 and before	5
Loans originated in 2024	1,819
Loans originated in 2025	163,445
Total financing receivables (excluding accrued interest receivable)	165,269	67,796
60-89 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2023 and before	22
Loans originated in 2024	2,513
Loans originated in 2025	158,374
Total financing receivables (excluding accrued interest receivable)	160,909	58,292
90-179 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2023 and before	103
Loans originated in 2024	16,231
Loans originated in 2025	308,189
Total financing receivables (excluding accrued interest receivable)	324,523	143,553
Total Past Due
Financing receivables credit quality indicator
Loans originated in 2023 and before	132
Loans originated in 2024	23,301
Loans originated in 2025	848,901
Total financing receivables (excluding accrued interest receivable)	872,334	362,846
Current
Financing receivables credit quality indicator
Loans originated in 2023 and before	426
Loans originated in 2024	55,312
Loans originated in 2025	4,764,193
Total financing receivables (excluding accrued interest receivable)	¥ 4,819,931	¥ 4,445,218